Share-based awards - Summary of Movement in Non-Vested Share Options (Details) - Employee Stock Option - $ / shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Options Outstanding Number of Shares
Beginning Balance (in shares)	522,823
Granted (in shares)	97,112
Vested (in shares)	(211,373)
Forfeited (in shares)	(14,865)
Ending Balance (in shares)	393,697
Weighted Average Exercise Price
Beginning balance (USD per share)	$ 88.18
Granted (USD per share)	140.13
Vested (USD per share)	85.90
Forfeited (USD per share)	92.97
Ending balance (USD per share)	102.04
Weighted Average Grant Date Fair Value
Beginning Balance (USD per share)	26.41
Granted (USD per share)	43.43	$ 36.84
Vested (USD per share)	26.09
Forfeited (USD per share)	27.78
Ending Balance (USD per share)	$ 30.73